RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 22. RELATED-PARTY TRANSACTIONS

During 2015, we have outsourced certain development of software to Double2 Network Technology Co., Ltd., an equity-method investee. The costs of revenues amounted to $108 thousand for the year ended December 31, 2015.